Barclays PLC parent company balance sheet (Details) - GBP (£)		Jun. 30, 2019		Dec. 31, 2018		Jun. 30, 2018	Dec. 31, 2017
Assets
Loans and advances to subsidiaries		£ 339,319,000,000	[1]	£ 326,406,000,000
Financial assets at fair value through the income statement		159,705,000,000	[1]	149,648,000,000
Derivative financial instruments	[2]	244,186,000,000	[1]	222,538,000,000
Other assets		6,543,000,000	[1]	3,425,000,000
Total assets		1,232,822,000,000	[1]	1,133,283,000,000
Liabilities
Deposits at amortised cost		413,596,000,000	[1]	394,838,000,000
Debt securities in issue		90,815,000,000	[1]	82,286,000,000
Subordinated liabilities		18,803,000,000	[1],[2]	20,559,000,000	[2]		£ 23,826,000,000
Financial liabilities designated at fair value		229,853,000,000	[1]	216,834,000,000
Other liabilities		10,279,000,000	[1]	7,716,000,000
Total liabilities		1,164,025,000,000	[1]	1,069,504,000,000
Equity
Other equity instruments		12,123,000,000	[1],[2]	9,632,000,000	[2]		8,941,000,000
Other reserves	[2]	6,403,000,000	[1]	5,153,000,000
Retained earnings		44,556,000,000	[1]	43,460,000,000
Total equity		68,797,000,000	[1]	63,779,000,000		£ 63,168,000,000	£ 66,016,000,000
Total liabilities and equity		1,232,822,000,000	[1]	1,133,283,000,000
Barclays PLC [member]
Assets
Investments in subsidiaries		60,902,000,000		57,374,000,000
Loans and advances to subsidiaries		29,800,000,000		29,374,000,000
Financial assets at fair value through the income statement		10,774,000,000		6,945,000,000
Derivative financial instruments		138,000,000		168,000,000
Other assets		109,000,000		115,000,000
Total assets		101,723,000,000		93,976,000,000
Liabilities
Deposits at amortised cost		519,000,000		576,000,000
Debt securities in issue		32,489,000,000		32,373,000,000
Subordinated liabilities		7,976,000,000		6,775,000,000
Financial liabilities designated at fair value		3,514,000,000		0
Other liabilities		99,000,000		72,000,000
Total liabilities		44,597,000,000		39,796,000,000
Equity
Called up share capital		4,311,000,000		4,283,000,000
Share premium account		183,000,000		28,000,000
Other equity instruments		12,137,000,000		9,633,000,000
Other reserves		394,000,000		394,000,000
Retained earnings		40,101,000,000		39,842,000,000
Total equity		57,126,000,000		54,180,000,000
Total liabilities and equity		£ 101,723,000,000		£ 93,976,000,000

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83